Jul. 27, 2018
Angel Oak Flexible Income Fund
Angel Oak Flexible Income Fund
ANGEL OAK FLEXIBLE INCOME FUND

Class A | Class T | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the

Summary Prospectus dated May 31, 2018, as supplemented

July 27, 2018

At a recent meeting, the Board of Trustees of Angel Oak Funds Trust approved a Subadvisory Agreement between Angel Oak Capital Advisors, LLC (the “Adviser”) and Parks Capital Management, LLC (the “Subadviser”).  The Subadviser will serve as subadviser to a limited portion of the Angel Oak Flexible Income Fund’s portfolio.  In connection with this change, the following changes are made to the Summary Prospectus.

The following is added as the fifth paragraph of the section entitled “Principal Investment Strategies” beginning on page 2 of the Summary Prospectus:

With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks.  Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.

The following risks are added under the section entitled “Principal Risks” beginning on page 3 of the Summary Prospectus:

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Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.

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Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Please retain this Supplement with your Summary Prospectus for future reference.